SCHEDULE OF PROPERTY , EQUIPMENT AND SOFTWARE ESTIMATED USEFUL LIVES (Details)	Jun. 30, 2026
Office Building [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life of property, plant and equipment	20 years
Office Building [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life of property, plant and equipment	50 years
Leasehold Improvements [Member]
Property, Plant, and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]
Electronic Equipment Furniture And Fixtures [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life of property, plant and equipment	3 years
Electronic Equipment Furniture And Fixtures [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life of property, plant and equipment	5 years
Motor Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life of property, plant and equipment	5 years
Purchased Software [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life of property, plant and equipment	5 years
Purchased Software [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life of property, plant and equipment	10 years
Media Display Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful life of property, plant and equipment	5 years